INCOME TAX - Deferred income tax assets and deferred income tax liabilities (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Net operating loss carry forwards	¥ 22,656,515	¥ 38,311,539
Accrued warranty	11,947,031	14,798,974
Accrued payroll and social insurance	986,755	2,690,649
Deferred revenue	12,131,023	6,333,023
Allowance for doubtful accounts	1,136,674	826,845
Write-downs for inventories	1,793,858	3,665,728
Less: Valuation allowance	(24,508,473)	(41,219,052)	¥ (62,864,281)	¥ (98,212,408)
Total deferred income tax assets, net	26,143,383	25,407,706
Deferred income tax liabilities
Short-term investments	859,258	341,864
Property, plant and equipment	15,369,169	11,581,945
Total deferred income tax liabilities	16,228,427	11,923,809
Net deferred income tax assets	11,907,344	14,593,376
Net deferred income tax liabilities	¥ 1,992,388	¥ 1,109,479